Intangible Assets - Summary of Changes in Intangible Assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Impairment loss	₩ 293	₩ 281	₩ 115